ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 112,308	R$ 132,647
Current	60,913	60,419
Non-current	R$ 51,395	R$ 72,228